NATURE OF BUSINESS (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation	Feb. 27, 2014	Feb. 27, 2014
State of incorporation	NV